Derivative contracts (Tables)	3 Months Ended
Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Location in Consolidated Statements of Comprehensive Loss and Amount of Realized and Unrealized Gains/(Losses) Recognized in Current Earnings for Derivative Contracts Not Designated as Hedging Instruments

The following table reflects the location in the unaudited interim condensed consolidated statements of comprehensive loss and the amount of realized and unrealized gains/(losses) recognized in income for the derivative contracts not designated as hedging instruments for the three months ended March 31, 2015:

In millions of US$	Statement of comprehensive loss location	Amount
		(Unaudited)
Foreign exchange derivative contracts (not designated as hedging instruments)—realized	Changes in fair value of derivative contracts	1.8
Foreign exchange derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	6.8
Interest rate derivative contracts (not designated as hedging instruments)—realized	Changes in fair value of derivative contracts	(0.2)
Interest rate derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	(0.2)

		8.2

Fair Values of Derivatives Included in Consolidated Balance Sheets

The following table reflects the fair values of derivatives included in the interim condensed consolidated balance sheets as of March 31, 2015:

In millions of US$	Balance sheet location	Amount
		(unaudited)
Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	7.6

Derivative liabilities (not designated as hedging instruments):
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	(0.9)

		6.7